Organization (Tables)	6 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Group’s Consolidated Subsidiaries

As of December 31, 2024, the detailed information of the Group’s consolidated subsidiaries is summarized as follows:

Name of the entity	Date of incorporation	Percentage of ownership	Place of incorporation	Principle business activities
Subsidiaries
3e Network Technology Holdings Limited (“BVI 3e Holdings”)	October 8, 2018	100%	British Virgin Islands	Investment holding

3e Network Technology Company Limited (“HK 3e Network”)	August 30, 2020	100%	Hong Kong	Investment holding and sales and marketing

Guangzhou 3e Network Technology Company Limited (“Guangzhou Sanyi Network”)	May 26, 2017	100%	China	IT consulting and solutions service

Guangzhou 3E Network Technology Company Limited (“Guangzhou 3E Network”)	January 17, 2023	100%	China	IT consulting and solutions service